Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets	The estimated useful lives of intangible assets for the years ended June 30, 2024 and 2023 are as follows:

Customer relationship	9 years
Purchase contracts and brands	4 years
Software and other	5 years

Disclosure of reconciliation of changes in intangible assets and goodwill	Intangible assets balance is as follows:

	Goodwill	Customer relationship	Purchase contracts and brands	Software and other	Total
Cost:
At June 30, 2022	451,974	301,477	21,846	56,373	831,670

Additions	—	—	—	5,025	5,025
Business combinations (i)	98,890	50,600	1,207	—	150,698
Other (ii)	(3,201)	—	—	—	(3,201)
Translation adjustment	(998)	(666)	(48)	(10)	(1,722)
At June 30, 2023	546,665	351,412	23,005	61,388	982,470

Additions	—	—	—	33,067	33,067
Business combinations (i)	122,641	45,427	—	35	168,103
Other (iii)	27,479	1,958	—	(1,140)	28,297
Translation adjustment	3,380	232	837	—	4,449
At June 30, 2024	700,165	399,029	23,842	93,350	1,216,386

Amortization:
At June 30, 2022	—	89,502	6,929	10,918	107,349

Amortization for the year	—	50,263	8,983	8,682	67,928
At June 30, 2023	—	139,765	15,912	19,600	175,277

Amortization for the year	—	50,089	3,218	16,457	69,764
At June 30, 2024	—	189,854	19,130	36,057	245,041

At June 30, 2023	546,665	211,646	7,093	41,788	807,192

At June 30, 2024	700,165	209,175	4,712	57,293	971,345
(i)Amounts arising from business combinations (Note 22).
(ii)Amounts arising from the adjustment in the purchase price from acquisition of Agrozap, which occurred in the year ended June 30, 2022, The consideration for the acquisition was subject to post-closing price adjustment, based on the working capital variations of the purchased company.
(iii)Amounts arising from the adjustment in the purchase price from acquisition of Casa Trevo Participações and Sollo Sul, which occurred in the year ended June 30, 2023. The consideration for the acquisition was subject to post-closing price adjustment, based on the working capital variations of the purchased company. As a result, the values related to customer relationships were modified due to changes in projections.